Convertible Notes Payable (Details) - Convertible Debt - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	$ 20,095,813	$ 19,883,212	$ 18,360,230
Less: Discount	(1,448,590)	(2,238,730)	(3,819,010)
Convertible Notes Payable, Net of Discounts	18,647,223	17,644,482	14,541,220
Total - Convertible Notes Payable, Net of Discounts, Current Portion, net of discount of $1,448,590 and $0	5,147,073	0
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion, net of discount of $0 and $2,238,730	13,500,150	17,644,482	14,541,220
Navy Capital Debenture 1 [Member]
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	4,504,457	4,504,457	4,134,400
Navy Capital Debenture 2 [Member]
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	1,126,114	1,126,114	1,033,600
Murray FA Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	112,613	112,613	103,496
Darling Capital Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	599,101	599,101	550,478
Sabharwal Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	168,919	168,919	155,176
Srinivasan Debenture 6 [Member]
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	84,459	84,459	77,588
US Convertible Debenture 7 [Member]
Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, gross	$ 13,500,150	$ 13,287,549	$ 12,305,492